Note 11 - Notes Payable (Details Textual) - Notes Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amortization of Debt Issuance Costs and Discounts	$ 202,285	$ 444,330
Interest Expense, Debt	56,346	31,546
Stock Based Warrant Expense [Member]
Interest Expense, Debt	$ 164,589	$ 108,245